Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Current and Deferred Income Taxes

The following table presents the components of the Company’s current and deferred income taxes:

June 8 – December 31, 2023 (Successor)
Federal
Current tax expense (benefit)	$—
Deferred tax expense (benefit)	(5,542)
Total federal	(5,542)

State and local
Current tax expense (benefit)	—
Deferred tax expense (benefit)	(165)
Total state and local	(165)
Total	$(5,707)

Schedule of Effective Income Tax Rate Reconciliation

The following table presents the Company’s effective income tax rate during the period from June 8, 2023 through December 31, 2023 (Successor):

June 8 – December 31, 2023 (Successor)
U.S. federal statutory rate	21.0%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	0.1%
Non-controlling interests	(14.1)%
Equity transactions	(3.8)%
Other permanent adjustments	(0.5)%
Change in investment in OpCo	(2.5)%
Valuation allowance	3.7%
Effective tax rate	3.9%

Schedule of Temporary Differences Arising from Deferred Income Taxes

The following table presents the effects of temporary differences arising from deferred income taxes as of December 31, 2023 (Successor):

December 31, 2023 (Successor)
Deferred tax assets
Federal net operating losses	$1,976
State net operating losses	186
Investment in OpCo	62,972
Deferred tax assets, gross	65,134
Valuation allowance	(62,972)
Deferred tax assets, net	2,162

Deferred tax liabilities
Property, plant and equipment and developed technology	(59,881)
Deferred tax liabilities, gross	(59,881)
Deferred tax liabilities, net	$(57,719)